Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Transaction with ING Group's main associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
in EUR million	2024	2023	2024	2023
Assets	142	121	0	0
Liabilities	263	424	10	1
Off-balance sheet commitments	23	20	0	0

Income received	16	10	0	0
Expenses paid	2	3	0	0

Summary of information about key management personnel

Key management personnel compensation (Executive Board and Management Board Banking)
2024 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,388	3,598	7,987
– Collective fixed allowances [2]	1,033	790	1,823
– Pension costs	84	95	179
– Severance benefits
Variable compensation
– Upfront cash	0	609	609
– Upfront shares	302	609	911
– Deferred cash	0	914	914
– Deferred shares	453	914	1,367
– Other emoluments [3]	306	418	724
Total compensation	6,566	7,948	14,513
[1]Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
[2]The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for the loss of pension benefits with respect to salary in excess of EUR 137,800.
[3]This includes expatriate allowances (such as housing, school/tuition fees and international health insurances, if applicable); banking and insurance benefits from ING (on the same terms as for other employees of ING in the Netherlands); tax and financial planning services to ensure compliance with the relevant legislative requirements; and the use of a company car or driver service.

Key management personnel compensation (Executive Board and Management Board Banking)
2023 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,220	4,200	8,420
– Collective fixed allowances [2]	1,002	887	1,889
– Pension costs	78	107	185
– Severance benefits		734	734
Variable compensation
– Upfront cash		598	598
– Upfront shares	293	598	891
– Deferred cash		897	897
– Deferred shares	439	897	1,336
– Other emoluments [3]	344	487	832
Total compensation	6,376	9,405	15,782
[1]Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
[2]The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for the loss of pension benefits with respect to salary in excess of EUR 128,810.
[3]This includes expatriate allowances (such as housing, school/tuition fees and international health insurances, if applicable); banking and insurance benefits from ING (on the same terms as for other employees of ING in the Netherlands); tax and financial planning services to ensure compliance with the relevant legislative requirements; reimbursement of costs under the Directors & Officers indemnity provided by ING; and the use of a company car or driver service.

Key management personnel compensation (Executive Board and Management Board Banking)
2022	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
in EUR thousands
Fixed Compensation
– Base salary	4,220	4,969	9,189
– Collective fixed allowances [2]	1,011	1,073	2,084
– Pension costs	70	116	186
– Severance benefits		932	932
Variable compensation
– Upfront cash		803	803
– Upfront shares	268	803	1,071
– Deferred cash		1,204	1,204
– Deferred shares	401	1,204	1,605
– Other emoluments [3]	296	638	934
Total compensation	6,266	11,742	18,008
[1]Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
[2]The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 114,866.
[3]This includes amongst others: housing, school/tuition fees, international health insurance, relocation costs and tax and financial planning.

Summary of key management personnel compensation of supervisory board
The table below shows the total of fixed remuneration, expense allowances and attendance fees for the Supervisory Board in 2024, 2023 and 2022.

Key management personnel compensation (Supervisory Board)
in EUR thousands	2024	2023	2022
Total compensation	1,191	1,152	1,048

Disclosure of shares and stock options to key management

Number of ING Groep N.V. shares to key management personnel
	ING Groep N.V. shares
in numbers	2024	2023
Executive Board members	152,652	128,241
Management Board Banking	343,055	262,507
Supervisory Board members	5,295	5,295